Property and Equipment - Schedule of Property and Equipment (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 287,441	€ 320,677
Accumulated depreciation	(72,475)	(46,815)
Property and equipment, net	214,966	273,862
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	23,873	65,118
Laboratory Photovoltaic Installation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	238,057	232,806
Tools and Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	14,822	7,838
Computer [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 10,689	€ 14,915